INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes
U.S. and foreign (loss) earnings from continuing operations before income taxes and noncontrolling interests are as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
U.S.	$(731,333)	$389,591	$(1,188,768)
Foreign	16,294	3,438	(198,904)
Total	$(715,039)	$393,029	$(1,387,672)

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Current income tax provision:
Federal	$1,796	$1,411	$750
State	4,824	6,071	2,071
Foreign	8,168	2,277	(509)
Current income tax provision	14,788	9,759	2,312

Deferred income tax (benefit) provision:
Federal	(134,703)	79,801	(228,908)
State	(22,060)	8,625	(42,085)
Foreign	104	(23)	(42,582)
Deferred income tax (benefit) provision	(156,659)	88,403	(313,575)
Income tax (benefit) provision	$(141,871)	$98,162	$(311,263)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Income tax (benefit) provision at the federal statutory rate of 21%	$(150,158)	$82,536	$(291,411)
State income taxes, net of effect of federal tax benefit	(16,638)	9,385	(24,824)
Non-deductible portion of goodwill in the sale of Mosaic	23,839	—	—
Non-deductible executive compensation	8,170	6,869	7,628
Change in valuation allowance on capital losses	(8,720)	(5,110)	10,010
Research credit	(6,576)	(7,142)	(10,395)
Non-deductible goodwill impairment	—	1,659	15,764
Deferred tax adjustment for enacted changes in tax laws and rates	154	308	(7,330)
Change in judgement on beginning of the year valuation allowance	—	(240)	2,557
Other, net	8,058	9,897	(13,262)
Income tax (benefit) provision	$(141,871)	$98,162	$(311,263)

Schedule of Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2024	2023
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$227,708	$267,666
Capitalized research & development expenditures	91,187	71,979
Long-term lease liabilities	85,916	94,904
Tax credit carryforwards	44,991	43,833
Accrued expenses	43,130	41,392
Stock-based compensation	36,285	31,120
Other	37,845	51,057
Total deferred tax assets	567,062	601,951
Less: valuation allowance	(62,629)	(61,569)
Total deferred tax assets, net of valuation allowance	504,433	540,382

Deferred tax liabilities:
Investment in MGM Resorts International	(229,597)	(378,112)
Investment in subsidiaries	(222,904)	(223,903)
Intangible assets, net of accumulated amortization	(111,654)	(127,454)
Right-of-use assets	(53,989)	(60,317)
Other	(38,342)	(41,737)
Total deferred tax liabilities	(656,486)	(831,523)
Net deferred tax liabilities	$(152,053)	$(291,141)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Balance at January 1	$11,275	$9,843	$10,951
Additions for tax positions related to the current year	2,786	3,381	3,466
Settlements	—	(2,265)	(4,133)
Additions for tax positions of prior years	—	622	1,167
Reductions for tax positions of prior years	(202)	(306)	(1,608)
Balance at December 31	$13,859	$11,275	$9,843